Liabilities and assets under insurance contracts and reinsurance assets	12 Months Ended
Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [abstract]
Liabilities and assets under insurance contracts and reinsurance assets
Liabilities and assets under insurance contracts and reinsurance assets
The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see Note 2.j) is as follows:

Million euros
	2019			2018			2017
Technical provisions for:	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)	Direct insurance and reinsurance assumed	Reinsurance ceded	Total (balance payable)
Unearned premiums and unexpired risks	59	(52)	7	52	(47)	5	50	(41)	9
Life insurance	206	(151)	55	227	(163)	64	483	(151)	332
Unearned premiums and risks	139	(132)	7	140	(127)	13	100	(96)	4
Mathematical provisions	67	(19)	48	87	(36)	51	383	(55)	328
Claims outstanding	399	(55)	344	397	(86)	311	423	(115)	308
Bonuses and rebates	22	(10)	12	20	(9)	11	29	(11)	18
Other technical provisions	53	(24)	29	69	(19)	50	132	(23)	109
	739	(292)	447	765	(324)	441	1,117	(341)	776